Intangible assets (Details) € in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 EUR (€)
Intangible assets
Intangible assets, Carrying value		€ 46.8	€ 46.8	€ 46.8
Impairment of intangible assets | $	$ 0
Landing rights
Intangible assets
Intangible assets, Carrying value		46.8	€ 46.8	€ 46.8
Impairment of intangible assets		€ 0.0
Discounted cash-flow projections period	20 years	20 years
Estimated discount rate applicable		6.00%	4.00%	4.00%